                             PERFORMANCE FUNDS TRUST

                              THE MONEY MARKET FUND
                       THE U.S. TREASURY MONEY MARKET FUND
                      THE SHORT TERM GOVERNMENT INCOME FUND
                        THE INTERMEDIATE TERM INCOME FUND
                           THE STRATEGIC DIVIDEND FUND
                            THE LARGE CAP EQUITY FUND
                             THE MID CAP EQUITY FUND
                             THE LEADERS EQUITY FUND
                           THE STRATEGIC DIVIDEND FUND
                    THE PERFORMANCE ADVISOR GROWTH PORTFOLIO
                   THE PERFORMANCE ADVISOR MODERATE PORTFOLIO
                 THE PERFORMANCE ADVISOR CONSERVATIVE PORTFOLIO
                    (each a "Fund" and together the "Funds")

                        Supplement Dated December 3, 2004
                to the Statement of Additional Information Dated
                           October 1, 2004 (the "SAI")

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Funds' SAI. INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



The Board of Trustees appointed James Harold Daughdrill, III and Shirley F. Olson to serve as Advisory Trustees. Each Advisory Trustee is currently a nominee for Trustee and is expected to become a Trustee upon approval by the Trust's shareholders at a meeting scheduled for January 31, 2005. As an Advisory Trustee, Mr. Daughdrill and Ms. Olson may each serve in a consulting capacity to the Board, providing such advice to the Board as requested regarding various affairs. Each Advisory Trustee is compensated $2,250 for each Board meeting attended. Accordingly, the following information supplements the chart on page 22 of the SAI;

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
NAME, ADDRESS, AND AGE        POSITION(S) HELD     TERM OF OFFICE AND      PRINCIPAL          NUMBER OF       OTHER DIRECTOR-
                               WITH THE TRUST        LENGTH OF TIME       OCCUPATION(S)      PORTFOLIOS IN      SHIPS HELD BY
                                                         SERVED           DURING PAST 5       FUND COMPLEX         TRUSTEE*
                                                                              YEARS           OVERSEEN BY
                                                                                                TRUSTEE
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ADVISORY TRUSTEES
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James Harold Daughdrill,     Advisory Trustee    Indefinite              President and            11
III**, (49)                          and                                 Chief Executive                      N/A
2829 Lakeland Drive              Nominee for                               Officer, The
Jackson, MS 39232              Trustee of the                           Walker Companies,
                                    Trust                                 1991-present.
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Shirley F. Olsen, (57)        Advisory Trustee    Indefinite             Consultant, The           11         N/A
70 St. Andrews Place           and Nominee for                           Olson Consulting
Jackson, MS 39211              Trustee of the                            Group LLC, 1997-
                                    Trust                                    present.






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*  Directorships in (i) any other investment companies registered under the 1940
   Act, (ii) any company with a class of securities registered pursuant to
   Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.


** Mr.  Daughdrill  serves as  President  and CEO of a group of  affiliated entities doing business as The Walker Companies ("Walker"). He does not own any stock of Walker. One of the entities in the group (the "Walker
   Entity") has a $2,500,000 unsecured line of credit with Trustmark National Bank ("TNB"). The Funds' Adviser is a wholly-owned subsidiary of TNB. The line of credit is used for funding short-term investments. There is no balance outstanding as of December 3, 2004. The highest amount outstanding on the line of credit during the period June 1, 2002 and May 31, 2004 was $1,000,000. The rate of interest charged is 90-day LIBOR plus 2.00%, adjusted quarterly. In addition, the Walker Entity has a $3,050,000 loan with TNB secured by a first deed of trust on certain real property owned by the Walker Entity. The loan was used to finance a land purchase held for investment purposes. The balance outstanding as of December 3, 2004 is $2,565,500. The highest amount outstanding on the loan during the period June 1, 2002 and May 31, 2004 was $3,050,000. The rate of interest charged is 90-day LIBOR plus 2.25%, adjusted quarterly.